Share-Based Compensation - Stock Options that Remain Outstanding - Remaining Life, Number Outstanding and Exercisable (Details)	Jun. 30, 2019 shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	4.62
Options outstanding (in shares)	68,320,763	28,156,119	15,233,566
Options Exercisable (in shares)	16,796,206
Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3.07
Options outstanding (in shares)	19,071,487
Options Exercisable (in shares)	10,431,926
Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	4.13
Options outstanding (in shares)	18,153,896
Options Exercisable (in shares)	2,007,409
Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	6.32
Options outstanding (in shares)	23,657,213
Options Exercisable (in shares)	3,198,131
Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	4.34
Options outstanding (in shares)	7,438,167
Options Exercisable (in shares)	1,158,740